Shareholders' Deficit - Preferred Stock Shares (Details) - $ / shares	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Preferred shares, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, par value, (per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred shares, shares issued	0	0	0
Preferred shares, shares outstanding	0	0	0